Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
INCOME TAXES
NOTE 9 - INCOME TAXES
The components of the provision for federal income taxes are as follows:

	Years Ended December 31,
	2011	2010	2009
	(In Thousands)

Current	$2,683	$2,867	$3,031
Deferred	(104)	(205)	(749)
	$2,579	$2,662	$2,282

Deferred income taxes reflect temporary differences in the recognition of revenue and expenses for tax reporting and financial statement purposes, principally because certain items, such as, the allowance for loan losses and loan fees are recognized in different periods for financial reporting and tax return purposes. A valuation allowance has not been established for deferred tax assets. Realization of the deferred tax assets is dependent on generating sufficient taxable income. Although realization is not assured, management believes it is more likely than not that all of the deferred tax asset will be realized. Deferred tax assets are recorded in other assets.

Income tax expense of the Company is less than the amounts computed by applying statutory federal income tax rates to income before income taxes because of the following:

	Percentage of Income
	before Income Taxes
	Years Ended December 31,
	2011	2010	2009
Tax at statutory rates	34.0%	34.0%	34.0%
Tax exempt interest income, net of interest expense disallowance	(7.5)	(6.2)	(5.0)
Incentive stock options	0.5	0.5	0.4
Earnings on life insurance	(1.2)	(1.1)	(4.1)
Other	0.2	(0.5)	(0.9)
	26.0%	26.7%	24.4%

The income tax provision includes $331,000, $152,000 and $157,000 of income taxes relating to realized securities gains for the years ended December 31, 2011, 2010 and 2009, respectively.

The net deferred tax asset included in other assets in the accompanying balance sheets includes the following amounts of deferred tax assets and liabilities:

	2011	2010
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$1,787	$1,789
Deferred compensation	501	491
Purchase price adjustment	1,581	5
Other	277	191
Foreclosed real estate	183	123
Net operating loss carry forward	263	—

Total Deferred Tax Assets	4,592	2,599

Deferred tax liabilities:
Premises and equipment	282	276
Deferred loan fees	264	225
Net unrealized gains on securities	1,716	591

Total Deferred Tax Liabilities	2,262	1,092

Net Deferred Tax Asset	$2,330	$1,507

No valuation allowance was established at December 31, 2011 and 2010, due to the Company's ability to carry back taxes paid in prior years and anticipated future taxable income as evidenced by the Company's earnings potential.  There is currently no liability for uncertain tax positions and no known unrecognized tax benefits in the provision for income taxes in the Consolidated Statement of Income.

The Company recorded a deferred tax asset in the amount of $263,000 in 2011 related to a net operating loss carry forward resulting from its acquisition of North Penn Bancorp, Inc.  The carry forward will expire in 2030 but it is expected that the Company will realize the tax benefit before expiration based on the Company's earning potential. The Company's federal and state income tax returns for taxable years through 2007 have been closed for purposes of examination by the Internal Revenue Service and the Pennsylvania Department of Revenue.